Note 6 - Common Stock (Details) (USD $)	0 Months Ended	11 Months Ended	12 Months Ended
	Apr. 08, 2013	Dec. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 30, 2013
Note 6 - Common Stock (Details) [Line Items]
Common Stock, Shares Authorized						250,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)						$ 0.00001
Common Stock, Shares, Outstanding						6,284,583
Dividends Payable (in Dollars)			$ 0
Stock Issued During Period, Value, New Issues (in Dollars)			10,000,000	10,000,000	10,000,000
Stock Repurchased During Period, Shares	4,551,228
Stock Repurchased During Period, Value (in Dollars)				11,588
Debt Instrument, Decrease, Forgiveness (in Dollars)		76,236
Executives [Member] | Class A Non Voting Common Stock [Member]
Note 6 - Common Stock (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			68,889
Common Class L [Member]
Note 6 - Common Stock (Details) [Line Items]
Common Stock, Shares Authorized			1,000,000	1,000,000	1,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares, Outstanding			1,000,000	1,000,000	1,000,000
Common Stock, Shares, Issued			1,000,000	1,000,000	1,000,000
Common Stock, Dividend Rate, Percentage			10.00%
Dividends, Common Stock (in Dollars)			10,100,000	8,300,000	6,600,000
Class A Non Voting Common Stock [Member]
Note 6 - Common Stock (Details) [Line Items]
Common Stock, Shares Authorized			200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01
Common Stock, Shares, Outstanding			68,889
Common Stock, Shares, Issued			68,889
Sale of Stock, Price Per Share (in Dollars per share)			$ 2.3274
Sale of Stock, Consideration Received on Transaction (in Dollars)			258,600
Stock Repurchased During Period, Shares		27,811
Stock Repurchased During Period, Value (in Dollars)		$ 64,648
Class A Voting Common Stock [Member]
Note 6 - Common Stock (Details) [Line Items]
Common Stock, Shares Authorized			200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01
Common Stock, Shares, Outstanding			0
Common Stock, Shares, Issued			0